Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, shares authorized	110,000,000	110,000,000	110,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common Class A [Member]
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	7,936,274	6,574,040	0
Common stock, shares outstanding	7,936,274	6,574,040	0
Common Class B [Member]
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued	10,000,000	10,000,000	10,000,000
Common stock, shares outstanding	10,000,000	10,000,000	10,000,000